S000055814 [Member] Annual Fund Operating Expenses - Nuveen ESG Mid-Cap Value ETF - Nuveen ESG Mid-Cap Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.31%